SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 7,147	$ 9,111	$ 9,483
Non-current assets	92,295	94,482
United States
Disclosure of geographical areas [line items]
Revenue	4,644	5,856	6,151
Non-current assets	61,007	65,369
Canada
Disclosure of geographical areas [line items]
Revenue	508	524	509
Non-current assets	4,653	4,050
Australia
Disclosure of geographical areas [line items]
Revenue	149	170	198
Non-current assets	2,433	1,981
Europe
Disclosure of geographical areas [line items]
Revenue	1,415	1,734	1,774
Non-current assets	16,579	13,357
Brazil
Disclosure of geographical areas [line items]
Revenue	73	156	207
Non-current assets	827	939
China
Disclosure of geographical areas [line items]
Revenue	13	38	41
Non-current assets	506	387
India
Disclosure of geographical areas [line items]
Revenue	120	394	355
Non-current assets	1,618	4,891
South Korea
Disclosure of geographical areas [line items]
Revenue	183	228	248
Non-current assets	3,074	3,001
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	28	11	0
Non-current assets	981	409
Japan
Disclosure of geographical areas [line items]
Revenue	0	0	0
Non-current assets	116	98
New Zealand
Disclosure of geographical areas [line items]
Revenue	0	0	0
Non-current assets	23	0
Singapore
Disclosure of geographical areas [line items]
Revenue	14	0	$ 0
Non-current assets	$ 478	$ 0